Segment reporting - Noncurrent assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Non current Assets exclude deferred tax assets	$ 147,903	$ 191,136	$ 187,528
Belgium
Segment reporting
Non current Assets exclude deferred tax assets	138,252	186,923	182,118
United States
Segment reporting
Non current Assets exclude deferred tax assets	6,219	2,275	3,091
Japan
Segment reporting
Non current Assets exclude deferred tax assets	2,971	$ 1,938	$ 2,319
Germany
Segment reporting
Non current Assets exclude deferred tax assets	$ 461